IMPACTS ON APPLICATION OF NEW STANDARDS	12 Months Ended
Dec. 31, 2019
IMPACTS ON APPLICATION OF NEW STANDARDS
IMPACTS ON APPLICATION OF NEW STANDARDS

NOTE 32. IMPACTS ON APPLICATION OF NEW STANDARDS

a)     Recently Issued Accounting Pronouncements Applicable in 2019

IFRS 16 Leases:

On January 13, 2016, the IASB issued IFRS 16 Leases replacing IAS 17 leases, IFRIC 4 Determination of whether a contract contains a lease, SIC 15 Incentives in lease agreements and SIC 27 Evaluation of the substance of the transaction. This standard establishes the principles of recognition, measurement, presentation and disclosure of leases and requires lessees to account for all their leases under the same balance sheet model similar to the accounting under IAS 17 of the Finance leases. The standard includes two recognition exemptions for lessees: leasing of low-value assets (for example, personal computers) and short-term leases (that is, leases with a term of less than 12 months). At the beginning of the lease, the lessee recognizes a liability for lease payments (liability for lease) and an asset that represent the right to use the underlying asset during the term of the lease (right to use the asset). Lessees must separately recognize the interest expense of the lease liability and the depreciation expense of the right to use.

Lessees must also remeasure the lease liability upon the occurrence of certain events (for example, a change in the term of the lease, a change in future lease payments as a result of a change in the rate or rate used to determine such lease payments). The lessee generally recognizes the amount of the remeasurement of the lease liability as an adjustment in the right of use asset.

The accounting of the lessor under IFRS 16 does not have substantial modifications with respect to the requirements of IAS 17. The lessors continue to classify all their leases using the same classification principles of IAS 17, between financial and operating leases.

For leases previously classified as finance leases the entity recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date.

The Bank chose to use the following practical expedients when adopting IFRS 16 using the modified adoption method for leases previously classified as operating leases using IAS 17:

a)

Do not carry out an assessment of the impairment of the value of the assets for the right-to-use lease contracts, because prior to the transition to IFRS 16, said contracts were evaluated and none was determined to be onerous;

b)	For contracts whose maturity is within 12 months and do not contain a purchase option following the date of initial application, they will be recognized as short-term leases.
c)	The initial direct costs of measuring the asset by right to use were excluded on the date of initial application; and
d)	Used hindsight to determine the lease term.

The interest rate implicit in the lease could not be readily determined, that is why The Bank performed an analysis taking in count the currency, lease term, economic environment and class of underlying assets to determinate the weighted average lessee’s incremental borrowing rate. The weighted average lessee’s incremental borrowing effective rate applied to the lease liabilities on January 01, 2019 was 7.19%.

The Bank adopted as of January 01, 2019 the IFRS 16 using the modified retrospective adoption method, where the right-of-use assets are measured as if IFRS 16 had always been applied, using the lessee’s incremental borrowing rate known at the date of transition. Its effects are the following:

The following table sets the lease liability recognized at January 01, 2019:

January 01, 2019
Operating lease commitments disclosed as of December 31, 2018 (1)	3,993,490
Lease liability recognized as of January 01, 2019	1,848,833
Of which are:
Current lease liabilities	7,356
Non-current lease liabilities	1,841,477
(1)	This line does not include short-term leases and low-value leases for value of COP 3,633 and COP 5,040, respectively.

The recognized right-of-use assets relate to the following types of assets:

Types of Assets	January 01, 2019
Buildings	1,487,175
Vehicles	34,956
Technological equipment	49,736
Furniture and fixtures	579
Total right of use assets	1,572,446

The net impact on retained earnings (decrease) as of January 01, 2019 corresponds to COP 184,248. The change in accounting policy affected the following items in the consolidate statement of financial position as of January 01, 2019:

Concepts	January 01, 2019
Increase in Right of use assets(1)	1,543,427
Net of Deferred tax	(119,173)
Increase in Lease liabilities	1,848,833
Net of Effect of changes in foreign exchange rate	(9,560)
Decrease in Retained earnings	184,248
(2)

The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S. under IAS 17 at December 31, 2018.

IFRS 9, Financial Instruments: The Bank adopted IFRS 9 as issued in July 2014 regarding to hedge accounting from and as of from January 1, 2019. As permitted by the transitional provisions of IFRS 9.7.2, the Bank elected not to restate comparative figures. No adjustments to the carrying amounts of financial assets and liabilities at the date of transition arise.

All hedge relationships designated under IAS 39 as of December 31, 2018, qualified for hedge accounting considering specified qualifying criteria under requirements provided by IFRS 9 on January 1, 2019. In the process of adopting IFRS 9, Banistmo has not identified impacts on the transition from IAS 39 to IFRS 9 on the hedging relationships currently maintained.